FAIR VALUE MEASUREMENTS - Cross-currency Swaps, Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest income		$ 7	$ 13	$ 12
Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net proceeds, cross-currency swaps	$ 4
Interest income	$ 6
Net proceeds, settlement of cross-currency swaps		27	$ 23
Cross-currency swaps | Net Investment Hedging | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate notional amounts				$ 1,250
Cross-currency swaps, final settlement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net proceeds, settlement of cross-currency swaps		$ 2